UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

as of September 30, 2007 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.76%)

CONSUMER DISCRETIONARY (13.63%)
Auto Components (1.07%)
Johnson Controls, Inc.	15,905	$1,878,540

Automobiles (0.91%)
Thor Industries, Inc.	35,604	1,601,824

Distributors (1.20%)
LKQ Corp. (a)	60,843	2,117,945

Diversified Consumer Services (1.52%)
Bright Horizons Family Solutions, Inc. (a)	24,268	1,039,641
Capella Education Co. (a)	2,944	164,599
Strayer Education, Inc.	8,700	1,467,081
		2,671,321

Hotels, Restaurants & Leisure (5.00%)
Chipotle Mexican Grill, Inc., Class B (a)	14,700	1,572,900
Ctrip.com International Ltd. (b)	38,020	1,969,436
Home Inns & Hotels Management, Inc. (a)(b)	20,200	702,960
Life Time Fitness, Inc. (a)	21,298	1,306,419
P.F. Chang’s China Bistro, Inc. (a)	36,100	1,068,560
Texas Roadhouse, Inc., Class A (a)	43,740	511,758
Wynn Resorts Ltd.	10,600	1,670,136
		8,802,169

Internet & Catalog Retail (0.39%)
Netflix, Inc. (a)	33,200	687,904

Media (1.14%)
Focus Media Holding Ltd. (a)(b)	21,900	1,270,638
Omnicom Group, Inc.	15,200	730,968
		2,001,606

Multi-line Retail (0.52%)
Dollar Tree Stores, Inc. (a)	22,576	915,231

Specialty Retail (1.38%)
Hibbett Sports, Inc. (a)	35,619	883,351
Urban Outfitters, Inc. (a)	26,400	575,520
Zumiez, Inc. (a)	22,100	980,577
		2,439,448

Textiles, Apparel & Luxury Goods (0.50%)
Coach, Inc. (a)	18,630	880,640

CONSUMER STAPLES (4.26%)
Beverages (1.78%)
Hansen Natural Corp. (a)	26,400	1,496,352
PepsiCo, Inc.	22,345	1,636,995
		3,133,347

Food & Staples Retailing (2.00%)
Walgreen Co.	58,275	2,752,911
Wal-Mart de Mexico SA (b)	20,790	759,874
		3,512,785

Personal Products (0.48%)
Bare Escentuals, Inc. (a)	34,200	850,554

ENERGY (10.15%)
Energy Equipment & Services (8.17%)
Atwood Oceanics, Inc. (a)	7,495	$573,817
CARBO Ceramics, Inc.	19,273	977,719
CGG Veritas (a)(b)	24,983	1,626,144
Core Laboratories N.V. (a)	18,172	2,314,931
FMC Technologies, Inc. (a)	35,000	2,018,100
Oceaneering International, Inc. (a)	21,000	1,591,800
Patterson-UTI Energy, Inc.	39,307	887,159
Schlumberger Ltd.	21,220	2,228,100
Smith International, Inc.	30,400	2,170,560
		14,388,330

Oil, Gas & Consumable Fuels (1.98%)
Apache Corp.	16,980	1,529,219
Golar LNG Ltd.	26,636	594,515
Suncor Energy, Inc.	14,255	1,351,517
		3,475,251

FINANCIALS (8.78%)
Capital Markets (5.55%)
Affiliated Managers Group, Inc. (a)	21,366	2,724,379
The Charles Schwab Corp.	83,910	1,812,456
Franklin Resources, Inc.	11,620	1,481,550
GFI Group, Inc. (a)	18,669	1,607,774
MF Global Ltd. (a)	19,100	553,900
optionsXpress Holdings, Inc.	36,572	955,992
T. Rowe Price Group, Inc.	11,300	629,297
		9,765,348

Diversified Financial Services (1.51%)
Financial Federal Corp.	45,735	1,281,037
IntercontinentalExchange, Inc. (a)	9,110	1,383,809
		2,664,846

Insurance (1.72%)
Brown & Brown, Inc.	38,598	1,015,127
eHealth, Inc. (a)	39,400	1,091,380
National Interstate Corp.	30,050	925,240
		3,031,747

HEALTH CARE (14.69%)
Biotechnology (3.40%)
BioMarin Pharmaceutical, Inc. (a)	12,795	318,596
CV Therapeutics, Inc. (a)	25,000	224,500
Enzon Pharmaceuticals, Inc. (a)	47,435	417,902
Genentech, Inc. (a)	23,355	1,822,157
Gilead Sciences, Inc. (a)	40,690	1,663,000
InterMune, Inc. (a)	10,400	198,952
Martek Biosciences Corp. (a)	21,177	614,768
Vertex Pharmaceuticals, Inc. (a)	18,900	725,949
		5,985,824

Health Care Equipment & Supplies (5.61%)
Accuray, Inc. (a)	38,295	668,631
C.R. Bard, Inc.	18,250	1,609,467
Hologic, Inc. (a)	13,990	853,390
I-Flow Corp. (a)	33,868	629,606
Intuitive Surgical, Inc. (a)	8,400	1,932,000
Palomar Medical Technologies, Inc. (a)	15,100	430,199
ResMed, Inc. (a)	31,971	1,370,597
SurModics, Inc. (a)	24,248	1,188,394
Thoratec Corp. (a)	29,000	600,010
Wright Medical Group, Inc. (a)	22,136	593,688
		9,875,982

Health Care Providers & Services (2.31%)
athenahealth, Inc. (a)	1,200	40,692
Lincare Holdings, Inc. (a)	25,219	924,276
Nighthawk Radiology Holdings, Inc. (a)	40,411	990,474
PSS World Medical, Inc. (a)	46,181	883,442
VCA Antech, Inc. (a)	29,228	1,220,269
		4,059,153

Health Care Technology (0.52%)
Cerner Corp. (a)	15,300	915,093

Life Sciences Tools & Services (1.72%)
PharmaNet Development Group, Inc. (a)	30,602	888,376
Thermo Fisher Scientific, Inc. (a)	14,250	822,510
WuXi PharmaTech Cayman, Inc. (a)(b)	46,843	1,320,973
		3,031,859

Pharmaceuticals (1.13%)
Allergan, Inc.	19,710	1,270,704
Auxilium Pharmaceuticals, Inc. (a)	33,961	715,898
		1,986,602

INDUSTRIALS (17.13%)
Aerospace & Defense (2.38%)
Precision Castparts Corp.	8,500	1,257,830
Rockwell Collins, Inc.	29,590	2,161,254
Spirit AeroSystems Holdings, Inc. (a)	19,800	771,012
		4,190,096

Air Freight & Logistics (1.11%)
Expeditors International of Washington, Inc.	17,270	816,871
UTI Worldwide, Inc.	49,045	1,127,054
		1,943,925

Commercial Services & Supplies (6.13%)
The Advisory Board Co. (a)	16,300	953,061
American Reprographics Co. (a)	52,259	978,289
The Corporate Executive Board Co.	33,660	2,498,918
CRA International, Inc. (a)	12,297	592,592
IHS, Inc. (a)	22,979	1,298,084
Resources Connection, Inc.	91,384	2,115,540
Stericycle, Inc. (a)	19,996	1,142,971
Waste Connections, Inc. (a)	38,323	1,217,139
		10,796,594

Construction & Engineering (0.62%)
Foster Wheeler Ltd. (a)	8,308	1,090,674

Electrical Equipment (1.21%)
ABB Ltd. (b)	51,420	1,348,747
Rockwell Automation, Inc.	11,240	781,292
		2,130,039

Machinery (3.33%)
Danaher Corp.	39,330	3,252,984
Flowserve Corp.	11,300	860,834
Joy Global, Inc.	22,700	1,154,522
Kaydon Corp.	3,847	200,006
Wabtec Corp.	10,370	388,460
		5,856,806

Trading Companies & Distributors (2.35%)
Fastenal Co.	33,641	1,527,638
GATX Corp.	19,049	814,344
Interline Brands, Inc. (a)	28,005	643,835
TransDigm Group, Inc. (a)	25,256	1,154,452
		4,140,269

INFORMATION TECHNOLOGY (25.26%)
Communications Equipment (5.34%)
Cisco Systems, Inc. (a)	96,768	3,203,989
Corning, Inc.	41,585	1,025,070
Infinera Corp. (a)	51,221	1,032,103
Polycom, Inc. (a)	36,526	981,088
QUALCOMM, Inc.	26,605	1,124,327
Research In Motion Ltd. (a)	20,700	2,039,985
		9,406,562

Computers & Peripherals (2.75%)
Brocade Communications Systems, Inc. (a)	127,200	1,088,832
Electronics for Imaging, Inc. (a)	29,965	804,860
EMC Corp. (a)	89,200	1,855,360
Network Appliance, Inc. (a)	40,745	1,096,448
		4,845,500

Electronic Equipment & Instruments (2.59%)
Daktronics, Inc.	40,152	1,092,938
FLIR Systems, Inc. (a)	31,003	1,717,256
National Instruments Corp.	50,934	1,748,564
		4,558,758

Internet Software & Services (3.15%)
Akamai Technologies, Inc. (a)	36,200	1,040,026
Baidu.com (a)(b)	4,200	1,216,530
Mercadolibre, Inc. (a)	19,039	697,399
TechTarget, Inc. (a)	29,864	504,702
VeriSign, Inc. (a)	26,110	880,951
VistaPrint Ltd. (a)	32,325	1,207,985
		5,547,593

IT Services (1.84%)
Cognizant Technology Solutions Corp., Class A (a)	20,500	1,635,285
Paychex, Inc.	38,910	1,595,310
		3,230,595

Office Electronics (0.53%)
Zebra Technologies Corp., Class A (a)	25,330	924,292

Semiconductors & Semiconductor Equipment (4.20%)
Cavium Networks, Inc. (a)	24,000	780,000
Formfactor, Inc. (a)	13,899	616,699
Hittite Microwave Corp. (a)	29,131	1,286,134
Marvell Technology Group Ltd. (a)	72,400	1,185,188
Maxim Integrated Products, Inc.	30,860	905,741
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	157,573	1,594,641
Texas Instruments, Inc.	27,800	1,017,202
		7,385,605

Software (4.86%)
Adobe Systems, Inc. (a)	39,355	1,718,239
ANSYS, Inc. (a)	75,567	2,582,124
Autodesk, Inc. (a)	22,910	1,144,813
Monotype Imaging Holdings, Inc. (a)	34,294	431,419
Salesforce.com, Inc. (a)	25,800	1,324,056
Take-Two Interactive Software, Inc. (a)	42,100	719,068
VMware, Inc. (a)	7,560	642,600
		8,562,319

MATERIALS (2.54%)
Chemicals (1.76%)
Cytec Industries, Inc.	8,500	581,315
Praxair, Inc.	30,020	2,514,475
		3,095,790

Metals & Mining (0.78%)
Allegheny Technologies, Inc.	12,600	1,385,370

TELECOMMUNICATION SERVICES (2.32%)
Diversified Telecommunication (1.95%)
Cbeyond, Inc. (a)	26,199	1,068,657
Cogent Communications Group, Inc. (a)	35,400	826,236
NeuStar, Inc., Class A (a)	44,905	1,539,793
		3,434,686

Wireless Telecommunication Services (0.37%)
Clearwire Corp. (a)	26,800	654,992

TOTAL COMMON STOCKS
(COST OF $134,157,426)		173,853,814

	PAR
	VALUE	MARKET VALUE
SHORT TERM INVESTMENTS (1.62%)
REPURCHASE AGREEMENT(1.62%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 4.05%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $2,916,471 (repurchase proceeds of $2,854,284) (Cost $2,853,000)	$2,853,000	$2,853,000

TOTAL INVESTMENTS (100.38%) (COST OF $137,010,426)(c)		176,706,814

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.38%)		(664,956)
NET ASSETS (100.00%)		$176,041,858
NET ASSET VALUE PER SHARE (28,174,342 SHARES OUTSTANDING)		$6.25

(a)	Non-income producing security.
(b)	American Depository Receipt.
(c)	Cost of investments for federal income tax purposes is $137,130,134.

Gross unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$44,590,198
Gross unrealized depreciation	(5,013,518)
Net unrealized appreciation	$39,576,680

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corp-orate actions and dividend income are recorded on the ex-date.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 - Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 29, 2007

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